SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Income (Loss) per Share of Common Stock (Details) - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Numerator: Net income allocable to Class A Common Stock	$ 1,115,145		$ 3,614,039	$ 3,141,106	$ 2,610,650		$ 2,783,672	$ 162,830
Weighted average shares of common stock outstanding, basic	19,588,855	20,125,000	20,125,000	19,745,490	20,125,000	20,125,000	20,125,000	4,947,859
Weighted average shares of common stock outstanding, diluted	19,588,855	20,125,000	20,125,000	19,745,490	20,125,000	20,125,000	20,125,000	4,947,859
Basic net income per share	$ 0.06	$ 0.02	$ 0.18	$ 0.16	$ 0.13	$ 0.15	$ 0.14	$ 0.03
Diluted net income per share	$ 0.06	$ 0.02	$ 0.18	$ 0.16	$ 0.13	$ 0.15	$ 0.14	$ 0.03
Class B common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Numerator: Net income allocable to Class A Common Stock	$ 278,786		$ 903,510	$ 785,277	$ 652,662		$ 695,918	$ 149,288
Weighted average shares of common stock outstanding, basic	4,902,371	5,031,250	5,031,250	4,938,965	5,031,250	5,031,250	5,031,250	4,536,343
Weighted average shares of common stock outstanding, diluted	4,902,371	5,031,250	5,031,250	4,938,965	5,031,250	5,031,250	5,031,250	4,536,343
Basic net income per share	$ 0.06	$ 0.02	$ 0.18	$ 0.16	$ 0.13	$ 0.15	$ 0.14	$ 0.03
Diluted net income per share	$ 0.06	$ 0.02	$ 0.18	$ 0.16	$ 0.13	$ 0.15	$ 0.14	$ 0.03